Operating expenses	12 Months Ended
Oct. 31, 2018
Statements Line Items
Operating expenses [Text Block]

15.      Operating expenses

(a)	Administration

The components of general and administration expenses are as follows:

	2018	2017	2016
General and administrative	$63,936	$98,187	$189,912
Rent and occupancy	70,674	72,725	72,317
Office insurance	117,615	54,023	60,195
Investor relations, listing and filing fees	53,113	80,486	72,916
	$305,338	$305,421	$395,340

(b)	Professional, other fees and salaries

The components of professional, other fees and salaries expenses are as follows:

	2018	2017	2016
Professional fees	$165,685	$ 224,139	$ 328,851
Consulting fees	316,815	813,735	1,028,600
Salaries and benefits	264,780	395,239	381,950
	$747,280	$ 1,433,113	$ 1,739,401